UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

8925 South Kostner Avenue
Hometown, IL  60456
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
8925 South Kostner Avenue
Hometown, IL  60456
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

Semi-Annual
Report

November 30, 2022
(Unaudited)

Trading Symbol: IMANX

IMAN FUND
EXPENSE EXAMPLE
November 30, 2022 (Unaudited)

As a shareholder of the Iman Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2022 - 11/30/2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/22	11/30/22	6/1/22 - 11/30/22*
Actual	$1,000.00	$ 991.10	$6.89
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.98

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2022 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2012 to November 30, 2022
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2012 and held through November 30, 2022.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2022	Months**	Year	Years	Years
Iman Fund	-0.89%	-23.12%	5.76%	10.70%
Dow Jones Islamic Market World Index*	-2.76%	-17.84%	8.54%	9.97%
*
The Dow Jones Islamic Market World Index is a compilation of various country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles. The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’ established index methodology.

**	Not Annualized.

The Fund’s gross expense ratio, per the Fund’s prospectus dated September 30, 2022 was 1.28%.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value
COMMON STOCKS - 99.1%

	AGRICULTURE, CONSTRUCTION AND
	MINING MACHINERY MANUFACTURING - 0.9%
10,900	The Toro Co.	$1,209,791

	APPAREL ACCESSORIES AND OTHER APPAREL MANUFACTURING - 0.2%
805	Deckers Outdoor Corp. (a)	321,098

	ARCHITECTURAL, ENGINEERING, AND RELATED SERVICES - 0.7%
9,700	Exponent, Inc.	1,003,077

	AUDIO AND VIDEO EQUIPMENT MANUFACTURING - 1.8%
32,000	Dolby Laboratories, Inc. - Class A	2,395,840

	BASIC CHEMICAL MANUFACTURING - 1.0%
4,075	Linde PLC (b)	1,371,156

	BUSINESS SUPPORT SERVICES - 0.2%
1,859	NV5 Global, Inc. (a)	268,644

	CLOTHING STORES - 2.7%
77,900	Figs, Inc. - Class A (a)	609,957
22,450	Ross Stores, Inc.	2,641,692
5,900	The TJX Companies, Inc.	472,295
		3,723,944
	COMMUNICATIONS EQUIPMENT MANUFACTURING - 8.6%
28,300	ADTRAN Holdings, Inc.	573,641
65,370	Apple, Inc.	9,676,721
11,900	QUALCOMM, Inc.	1,505,231
		11,755,593
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING - 1.8%
49,500	Cisco Systems, Inc.	2,461,140

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES - 0.7%
5,100	Cognizant Technology Solutions Corp. - Class A	317,271
705	EPAM Systems, Inc. (a)	259,849
755	ServiceNow, Inc. (a)	314,306
		891,426
	CUT AND SEW APPAREL MANUFACTURING - 1.0%
925	Cintas Corp.	427,146
2,335	Lululemon Athletica, Inc. (a)	888,024
		1,315,170
	DATA PROCESSING, HOSTING, AND RELATED SERVICES - 0.7%
2,055	Automatic Data Processing, Inc.	542,808
23,704	Ooma, Inc. (a)	373,338
		916,146
	DRUGS AND DRUGGISTS’ SUNDRIES MERCHANT WHOLESALERS - 0.3%
10,000	Roche Holdings Ltd. - ADR (b)	409,200

	ELECTRICAL EQUIPMENT MANUFACTURING - 0.7%
11,255	Franklin Electric Co., Inc.	937,542

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES - 0.5%
11,853	JD.com, Inc. - ADR (b)	677,755

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value
COMMON STOCKS - 99.1% (Continued)

	EMPLOYMENT SERVICES - 0.2%
5,500	Kforce, Inc.	$324,885

	FOOTWEAR MANUFACTURING - 0.5%
6,290	NIKE, Inc. - Class B	689,950

	FREIGHT TRANSPORTATION ARRANGEMENT - 0.8%
3,400	Expeditors International of Washington, Inc.	394,604
3,780	JB Hunt Transport Services, Inc.	695,104
		1,089,708
	GASOLINE STATIONS - 3.6%
24,200	Chevron Corp.	4,436,102
18,700	Magnolia Oil & Gas Corp. - Class A	487,696
		4,923,798
	GENERAL FREIGHT TRUCKING - 1.4%
6,370	Old Dominion Freight Line, Inc.	1,927,626

	INDUSTRIAL MACHINERY MANUFACTURING - 3.3%
3,700	Applied Materials, Inc.	405,520
4,485	ASML Holding NV (b)	2,727,418
16,400	Axcelis Technologies, Inc. (a)	1,309,704
		4,442,642
	LESSORS OF REAL ESTATE - 2.0%
9,100	Public Storage	2,711,436

	MANAGEMENT OF COMPANIES AND ENTERPRISES - 2.1%
12,905	Abbott Laboratories	1,388,320
6,238	Grupo Aeroportuario del Sureste SAB de CV - ADR (b)	1,542,595
		2,930,915
	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING - 5.3%
30,900	AngioDynamics, Inc. (a)	400,155
69,200	Cerus Corp. (a)	276,800
3,900	Edwards Lifesciences Corp. (a)	301,275
21,500	Globus Medical, Inc. - Class A (a)	1,588,635
1,480	Intuitive Surgical, Inc. (a)	400,177
21,990	Johnson & Johnson	3,914,220
4,500	Merit Medical Systems, Inc. (a)	324,000
		7,205,262
	METAL ORE MINING - 2.2%
58,000	Alamos Gold, Inc. - Class A (b)	562,600
10,575	Franco-Nevada Corp. (b)	1,545,219
24,665	Wheaton Precious Metals Corp. (b)	962,675
		3,070,494
	METALWORKING MACHINERY MANUFACTURING - 0.2%
2,000	Lincoln Electric Holdings, Inc.	295,760

	MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS - 0.8%
3,335	Pool Corp.	1,098,582

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value
COMMON STOCKS - 99.1% (Continued)

	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND
	SUPPLIES MERCHANT WHOLESALERS - 0.2%
4,840	Copart, Inc. (a)	$322,150

	MOTOR VEHICLE MANUFACTURING - 1.3%
8,745	Tesla, Inc. (a)	1,702,652

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND
	CONTROL INSTRUMENTS MANUFACTURING - 3.7%
4,920	Danaher Corp.	1,345,177
4,965	IDEXX Laboratories, Inc. (a)	2,114,445
25,400	MaxLinear, Inc. (a)	929,640
2,640	Teradyne, Inc.	246,708
5,230	Transcat, Inc. (a)	418,557
		5,054,527
	OFFICE ADMINISTRATIVE SERVICES - 0.6%
5,153	CorVel Corp. (a)	788,254

	OIL AND GAS EXTRACTION - 0.9%
6,600	EOG Resources, Inc.	936,738
1,265	Pioneer Natural Resources Co.	298,527
		1,235,265
	OTHER FINANCIAL INVESTMENT ACTIVITIES - 2.4%
3,150	Chemed Corp.	1,638,000
13,725	Innovative Industrial Properties, Inc.	1,663,607
		3,301,607
	OTHER FOOD MANUFACTURING - 0.2%
1,870	J&J Snack Foods Corp.	306,717

	OTHER GENERAL PURPOSE MACHINERY MANUFACTURING - 2.6%
1,650	Mettler-Toledo International, Inc. (a)	2,424,774
4,455	Nordson Corp.	1,053,563
		3,478,337
	OTHER INFORMATION SERVICES - 2.7%
18,400	CoStar Group, Inc. (a)	1,491,136
18,665	Meta Platforms, Inc. - Class A (a)	2,204,337
		3,695,473
	OTHER PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 0.4%
15,128	Forrester Research, Inc. (a)	532,203

	OTHER TELECOMMUNICATIONS - 0.6%
3,300	ResMed, Inc.	759,660

	OTHER WOOD PRODUCT MANUFACTURING - 0.3%
9,100	Skyline Champion Corp. (a)	473,109

	PESTICIDE, FERTILIZER, AND OTHER AGRICULTURAL
	CHEMICAL MANUFACTURING - 0.2%
2,440	SiteOne Landscape Supply, Inc. (a)	306,293

	PETROLEUM AND COAL PRODUCTS MANUFACTURING - 3.0%
37,100	Exxon Mobil Corp.	4,130,714

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value
COMMON STOCKS - 99.1% (Continued)

	PHARMACEUTICAL AND MEDICINE MANUFACTURING - 5.9%
9,400	Amphastar Pharmaceuticals, Inc. (a)	$277,206
3,560	Eli Lilly & Co.	1,321,045
3,800	Lantheus Holdings, Inc. (a)	235,904
4,600	Moderna, Inc. (a)	809,186
13,455	Novo Nordisk A/S - ADR (b)	1,676,493
2,125	Regeneron Pharmaceuticals, Inc. (a)	1,597,362
1,790	Vertex Pharmaceuticals, Inc. (a)	566,356
6,360	West Pharmaceutical Services, Inc.	1,492,438
		7,975,990
	RESTAURANTS AND OTHER EATING PLACES - 0.4%
365	Chipotle Mexican Grill, Inc. (a)	593,840

	SAWMILLS AND WOOD PRESERVATION - 0.2%
3,720	UFP Industries, Inc.	304,519

	SEMICONDUCTOR AND OTHER ELECTRONIC
	COMPONENT MANUFACTURING - 12.1%
8,900	Advanced Micro Devices, Inc. (a)	690,907
42,315	Alphabet, Inc. - Class A (a)	4,273,392
12,865	Alphabet, Inc. - Class C (a)	1,305,154
4,350	Analog Devices, Inc.	747,809
3,885	Diodes, Inc. (a)	358,314
13,700	Formfactor, Inc. (a)	316,059
1,240	Lam Research Corp.	585,751
10,835	Micron Technology, Inc.	624,638
8,970	NVIDIA Corp.	1,517,993
52,800	Taiwan Semiconductor Manufacturing Co. - ADR (b)	4,381,344
5,315	Texas Instruments, Inc.	959,145
14,000	Vicor Corp. (a)	755,860
		16,516,366
	SERVICES TO BUILDINGS AND DWELLINGS - 0.2%
7,300	Rollins, Inc.	295,212

	SOAP, CLEANING COMPOUND, AND TOILET
	PREPARATION MANUFACTURING - 2.9%
12,200	Inter Parfums, Inc.	1,162,538
780	The Estee Lauder Cos., Inc. - Class A	183,916
16,980	The Procter & Gamble Co.	2,532,737
		3,879,191
	SOFTWARE PUBLISHERS - 10.4%
2,230	Adobe, Inc. (a)	769,194
2,300	ANSYS, Inc. (a)	584,890
8,200	Cadence Design Systems, Inc. (a)	1,410,728
950	Intuit, Inc.	387,211
4,600	Manhattan Associates, Inc. (a)	579,324
31,210	Microsoft Corp.	7,962,919
6,490	Salesforce, Inc. (a)	1,040,023
10,550	Shopify, Inc. - Class A (a)(b)	431,284

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value
COMMON STOCKS - 99.1% (Continued)

	SOFTWARE PUBLISHERS - 10.4% (Continued)
6,400	The Descartes Systems Group, Inc. (a)(b)	$444,480
1,660	Tyler Technologies, Inc. (a)	568,948
		14,179,001
	SUPPORT ACTIVITIES FOR CROP PRODUCTION - 0.6%
12,800	Corteva, Inc.	859,648

	SUPPORT ACTIVITIES FOR MINING - 2.0%
27,100	BHP Group Ltd. - ADR (b)	1,701,880
8,400	Rio Tinto PLC - ADR (b)	576,576
30,500	SSR Mining, Inc. (b)	462,380
		2,740,836
	WAREHOUSING AND STORAGE - 1.1%
8,945	Landstar System, Inc.	1,547,306
	TOTAL COMMON STOCKS (Cost $127,088,094)	135,347,450

	Total Investments (Cost $127,088,094) - 99.1%	135,347,450
	Other Assets in Excess of Liabilities - 0.9%	1,182,367
	TOTAL NET ASSETS - 100.0%	$136,529,817

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
ADR – American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $127,088,094)	$135,347,450
Cash	1,274,909
Receivable for capital shares sold	11,822
Dividends receivable	175,821
Other assets	19,026
Total Assets	136,829,028

Liabilities:
Payable to Adviser (Note 3)	105,391
Payable for capital shares redeemed	5,002
Payable for professional fees	23,141
Payable for Trustee fees	9,784
Accrued fund administration & fund accounting expense	93,040
Accrued expenses and other liabilities	62,853
Total Liabilities	299,211
Net Assets	$136,529,817

Net assets consist of:
Paid-in capital	$142,407,558
Total distributable earnings (loss)	(5,877,741)
Net Assets	$136,529,817

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,285,057
Net asset value, redemption price and offering price per share	$11.11

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2022 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $11,332)	$572,949
Total investment income	572,949

Expenses:
Advisory fees (Note 3)	656,479
Administration fees	84,852
Transfer agent fees and expenses	63,600
Legal fees	25,410
Fund accounting fees	23,892
Federal and state registration fees	19,578
Trustees’ fees and related expenses	9,699
Custody fees	8,991
Audit fees	7,251
Reports to shareholders	3,516
Other expenses	981
Total expenses	904,249
Net investment loss	(331,300)

Realized and unrealized gain (loss) on investments:
Net realized loss from security transactions	(14,966,064)
Change in net unrealized appreciation on investments	13,962,418
Realized and unrealized loss on investments	(1,003,646)
Net decrease in net assets from operations	$(1,334,946)

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2022	Year Ended
	(Unaudited)	May 31, 2022
From operations:
Net investment loss	$(331,300)	$(1,252,403)
Net realized gain(loss) on investments	(14,966,064)	4,662,832
Change in net unrealized appreciation (depreciation) on investments	13,962,418	(27,320,565)
Net decrease in net assets from operations	(1,334,946)	(23,910,136)

Net decrease in net assets resulting from distributions paid	—	(30,515,760)

From capital share transactions:
Proceeds from sale of shares	2,684,637	21,707,521
Net asset value of shares issued in reinvestment of distributions to shareholders	—	30,357,760
Payments for shares redeemed	(4,484,689)	(12,612,281)
Net increase (decrease) in net assets from capital share transactions	(1,800,052)	39,453,000

Total decrease in net assets	(3,134,998)	(14,972,896)

Net assets:
Beginning of period	139,664,815	154,637,711
End of period	$136,529,817	$139,664,815

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,		Year Ended May 31,
	2022
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.21		$15.73	$11.63	$12.76	$13.96	$12.72

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		(0.10)	(0.13)	(0.05)	(0.06)	(0.05)
Net realized and unrealized
gain (loss) on investments	(0.07)		(1.41)	4.65	0.56	0.21	2.44
Total from investment operations	(0.10)		(1.51)	4.52	0.51	0.15	2.39

Less distributions paid:
From net investment income	—		—	—	—	—	(0.04)
From net realized gain on investments	—		(3.01)	(0.42)	(1.64)	(1.35)	(1.11)
Total distributions paid	—		(3.01)	(0.42)	(1.64)	(1.35)	(1.15)

Net asset value, end of period	$11.11		$11.21	$15.73	$11.63	$12.76	$13.96

Total return	(0.89	)%(2)	(14.19)%	38.85%	2.50%	2.72%	19.25%

Net assets at end of period (000’s)	$136,530		$139,665	$154,638	$115,345	$114,861	$108,886

Ratio of expenses to average net assets	1.38	%(3)	1.28%	1.29%	1.33%	1.34%	1.33%

Ratio of net investment income (loss)
to average net assets	(0.50	)%(3)	(0.77)%	(0.93)%	(0.40)%	(0.48)%	(0.39)%

Portfolio turnover rate	56.83	%(2)	114.5%	106.6%	95.4%	89.4%	71.6%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2022 (Unaudited)

1. Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2022.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during the period ended November 30, 2022.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2022

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2022 (Unaudited)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$135,347,450	$—	$—	$135,347,450
Total*	$135,347,450	$—	$—	$135,347,450

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended November 30, 2022 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2022, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2019 through May 31, 2022.

As of May 31, 2022, the tax cost of investments and the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$144,464,726
Gross tax unrealized appreciation	$11,016,242
Gross tax unrealized depreciation	(16,953,938)
Net tax unrealized depreciation	(5,937,696)
Undistributed ordinary income	—
Undistributed long-term capital gains	1,816,320
Other accumulated losses	(421,419)
Total accumulated losses	$(4,542,795)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2022 (Unaudited)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2022, the Fund deferred, on a tax basis, ordinary late year losses of $421,236, and did not defer any post-October capital losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

Year Ended
May 31, 2022
Ordinary income	$10,093,075
Long-term capital gains	$20,422,685

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

For the fiscal year ended May 31, 2022, total distributable earnings was increased by $831,167 and paid-in capital was decreased by $831,167 resulting from such reclassification. This reclassification was due to net operating losses.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. For the period noted above, there were no such events or transactions.

COVID-19: The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

3. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2022, the Fund had advisory expenses of $656,479 and as of November 30, 2022, the Fund had $105,391 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC.  Fees for such distribution services are paid to the Distributor by the Adviser.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2022 (Unaudited)

4. Capital Share Transactions

Capital share transactions of the Fund for the period ended November 30, 2022, were as follows:

	Amount	Shares
Shares sold	$2,684,637	251,599
Shares reinvested	—	—
Shares redeemed	(4,484,689)	(420,800)
Net increase	$(1,800,052)	(169,201)

Shares Outstanding
Beginning of period		12,454,258
End of period		12,285,057

Capital share transactions of the Fund for the year ended May 31, 2022, were as follows:

	Amount	Shares
Shares sold	$21,707,521	1,441,571
Shares reinvested	30,357,760	2,056,759
Shares redeemed	(12,612,281)	(872,858)
Net increase	$39,453,000	2,625,472

Shares Outstanding
Beginning of year		9,828,786
End of year		12,454,258

5. Securities Transactions

During the period ended November 30, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $74,043,158 and $76,218,971, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of November 30, 2022, the North American Islamic Trust (“NAIT”) held 46.14% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. Each trustee will serve until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (877) 417-6161 or writing to Iman Fund, c/o Allied Asset Advisors, Inc., 8925 South Kostner Avenue, Hometown, IL 60456.

Other
	Position/Term			Directorships
	of Office and			Held by Trustee
Name, Year of	Length of Time	Principal Occupations	No. of Funds	During the Past
Birth and Address	Served Complex	During the Past Five Years	in Overseen	Five Years
Independent Trustees
Abdalla Idris Ali	Independent Trustee,	2017 to present – Senior Community and	1	None
Year of birth: 1949	indefinite term,	Religious Advisor of “ISNA Canada”
8925 S. Kostner Avenue	since 2000	2011 to 2017 – Secretary General
Hometown, IL 60456		of “ISNA Canada.”
Mohammed Kaiseruddin	Independent Trustee,	Retired. 1973 to 2017 –	1	None
Year of birth: 1944	indefinite term,	Nuclear Engineer,
8925 S. Kostner Avenue	since 2000;	Sargent & Lundy.
Hometown, IL 60456	Chairperson since 2006
Muhammad M. Kudaimi	Independent Trustee,	1988 to present –	1	None
Year of birth: 1956	indefinite term,	Medical Doctor.
8925 S. Kostner Avenue	since 2009
Hometown, IL 60456
Interested Trustee
Bassam Osman(1)(2)	Trustee,	1980 to present – Medical Doctor;	1	None
Year of birth: 1950	indefinite term,	2000 to present – Portfolio
8925 S. Kostner Avenue	since 2000	Manager to the Fund.
Hometown, IL 60456
Officers
Bassam Osman(1)(2)	President	(See Above.)	1	N/A
Year of birth: 1950	since 2000
8925 S. Kostner Avenue
Hometown, IL 60456
Mohamad Nasir	Interim Chief	General Manager of Allied	1	N/A
Year of birth: 1966	Compliance Officer	Asset Advisors since May, 2011.
8925 S. Kostner Avenue	and Secretary
Hometown, IL 60456	since 2022
Salah Obeidallah	Treasurer	Executive Director of NAIT	1	N/A
Year of birth: 1956	since 2022	since March, 2015;
8925 S. Kostner Avenue		President of Allied Asset
Hometown, IL 60456		Advisors since June, 2015;
(1)	This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser.
(2)	Dr. Osman serves on the Board of Trustees of NAIT, which is an affiliate of the Fund.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Hometown, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Kirkland & Ellis LP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor
AAA
Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(630) 789-0453
1-877-417-6161
www.investaaa.com

IF-SEMI1122

(b)  Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By           /s/Bassam Osman
Bassam Osman, President

Date       February 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Bassam Osman
Bassam Osman, President

Date       February 2, 2023

By           /s/Salah Obeidallah
Salah Obeidallah, Treasurer

Date       February 3, 2023